S-K 1602, SPAC Registered Offerings	Apr. 13, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	we do not consummate an initial business combination within 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for our initial business combination within 24 months from the closing of this offering,
De-SPAC Consummation Timeframe, Duration	24 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement GRAIL securities be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private placement GRAIL securities described in this prospectus, $350,000,000, or $402,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share in either case), will be deposited into a segregated trust account located in the United States at J.P. Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee and approximately $950,000 will be used to pay expenses in connection with the closing of this offering and approximately $1,050,000 will be used for working capital following this offering. The proceeds to be placed in the trust account include $12,250,000 (or $14,087,500 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.

Except with respect to permitted withdrawals, our amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from this offering and the sale of the private placement GRAIL securities held in the trust account will not be released from the trust account (1) to us, until the completion of our initial business combination, or (2) to our public shareholders, until the earliest of (a) the completion of our initial business combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly tendered in connection with the implementation by the directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares, and (c) the redemption of our public shares if we have not consummated our business combination within the completion window, subject to applicable law. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if we have not consummated an initial business combination within the completion window, with respect to such Class A ordinary shares so redeemed. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the end of the completion window, or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by the directors, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 27 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our alignment shares and our private placement GRAIL securities.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our alignment shares and our private placement GRAIL securities.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

If we seek shareholder approval, we will complete our initial business combination only if a majority of the voting rights attaching to ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the business combination. In such case, our sponsor and our management team have agreed to vote their alignment shares, private placement shares included in any private placement GRAIL securities and any public shares (including public shares that are part of a public GRAIL security) purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). As a result, in addition to our alignment shares and private placement shares included in the private placement GRAIL securities issued concurrently with the consummation of this offering, we would need 13,082,501, or 37.38%, of the 35,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all issued and outstanding shares are voted and the over-allotment option is not exercised). Assuming that only the holders of one-third of the voting power attaching to our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association, vote their shares, we will not need any public shares in addition to our alignment shares and the private placement shares included in the private placement GRAIL securities purchased to be purchased by our sponsor simultaneously with this offering to be voted in favor

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account, or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness, privately or through other means, in connection with our initial business combination, including pursuant to forward purchase agreements, non-redemption or backstop arrangements we may enter into following consummation of this offering. If we have not consummated our initial business combination within the completion window because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. For more information also see “Offering — Payments to insiders” and “Offering — Additional financing” as well as “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business

Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the alignment shares at a ratio greater than one-to-one following the consummation of an initial business combination as a result of the conversion features of the alignment shares contained in our amended and restated memorandum and articles of association. Any such issuances or conversions (including issuances of Class A ordinary shares in a scenario in which the Total Return does not exceed the Price Threshold over a measurement period and a tranche of 437,500 alignment shares adjusts down to 4,375 Class A ordinary shares at a ratio that is at one-hundred-to-one) would dilute the interest of our shareholders and likely present other risks,” “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” or “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination — We may issue notes or other debt, or otherwise incur substantial debt, to complete a business combination, which may adversely affect our leverage and financial condition and thus negatively impact the value of our shareholders’ investment in us.”

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of the then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights may include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants or any private placement GRAIL securities and their underlying securities. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor and our management team have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their alignment shares, private placement shares included in any private placement GRAIL securities and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at shareholder meetings.

Certain of our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including entities that are affiliates of our sponsor, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer or another entity, including any entities managed by General Catalyst or its affiliates and any companies in which General Catalyst or such entities have invested, about which any of our officers or directors acquires knowledge (we will waive any claim or cause of action we may have in respect thereof), on the one hand, and us, on the other. In addition, our amended and restated memorandum and articles of association will contain provisions to exculpate and indemnify, to the maximum extent permitted by law, such persons in respect of any liability, obligation or duty to the company that may arise as a consequence of such persons becoming aware of any business opportunity or failing to present such business opportunity. As described in more details under “Proposed Business-Other Considerations and Conflicts of Interest,” although affiliates of our directors and officers or entities, to which they have fiduciary obligations, including General Catalyst or certain of its current or future investment funds, accounts, co-investment vehicles and other entities managed by affiliates of General Catalyst, may pursue a similar target universe to us for acquisition or investment opportunities, we anticipate that the specific companies or assets that we may target ((e.g. strong businesses that are well positioned for long-term growth as a public company, and that can benefit from our capital and insights) will only overlap as appropriate opportunities for such entities and persons due to their investment mandates if such potential targets also desire to enter into other debt or equity transactions with such entities and persons in connection with a going public transaction, which our potential targets may choose to effectuate via a business combination with us or without us via a business combination with a competing special purpose acquisition company or the use of a more traditional initial public offering or direct listing structure. Therefore, we do not expect the fiduciary and contractual duties of our directors, officers, their affiliates and entities, to which they have fiduciary obligations, to materially affect our ability to select an appropriate acquisition target and complete an initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Hemant Taneja	General Catalyst Group Management, LLC(1)	Asset Management	Managing Director and Chief Executive Officer
	Advanced Energy Institute	Energy	Board Director
	Chai Discovery, Inc.	Healthcare	Board Director
	Transcarent, Inc.	Healthcare	Board Director
	Stork Club Holdings LLC	Healthcare	Board Director
	Commure, Inc.	Healthcare	Board Director
	Cadence Solutions, Inc.	Healthcare	Board Director
	Tendo Systems, Inc.	Healthcare	Board Director
	Hippocratic AI, Inc.	Healthcare	Board Director
	ClassDojo, Inc.	Technology	Board Director
	Superhuman Platform, Inc.	Technology	Board Director
	Gusto, Inc.	Technology	Board Director
	Long Lake Management Holdings, Inc.	Technology	Board Director
	Pacific Fusion Corporation	Energy	Board Director
	Different Labs, Inc.	Technology	Board Director
	Roman Health Ventures, Inc.	Healthcare	Board Director
	Together Computer, Inc.	Technology	Board Director
	CrescendoAI, Inc.	Technology	Board Director
	Moonvalley AI, Inc.	Technology	Board Director
	Karius, Inc.	Healthcare	Board Director
	Northeastern University	Education	Board Director
	Health Assurance Foundation	Healthcare	Board Director
	Charm Industrial, Inc.	Energy	Board Director

Paul Kwan	General Catalyst Group Management, LLC(1)	Asset Management	Managing Director
	Awardco, Inc.	Technology	Board Director
	Corelight, Inc.	Technology	Board Director
	Anomali, Inc.	Technology	Board Director
	Nominal, Inc.	Technology	Board Director
	Athletes First, LLC	Technology	Board Director
	Collaborative Robotics, Inc.	Technology	Board Director
	Onebrief, Inc.	Technology	Board Director
	Charm Industrial, Inc.	Energy	Board Director
	Neon Aero, Inc.	Technology	Board Director
	Tractian Ltd.	Systems & Analytics	Board Director

Christopher Kauffman	General Catalyst Group Management, LLC(1)	Asset Management	Partner
	Arrcus, Inc.	Technology	Board Director
	Puzzle Financial, Inc.	Technology	Board Director
	BDG Media, Inc.	Technology	Board Director
	Rossum Ltd	Technology	Board Director
	Elysium Health, Inc.	Healthcare	Board Director
	Medely, Inc.	Healthcare	Board Director
	Buildkite Pty Ltd	Technology	Board Director

Individual	Entity	Entity’s Business	Affiliation
Barry McCarthy	Spotify Technology S.A.	Music Streaming	Director
	Strava, Inc.	Fitness Tracking and Social Network	Director

N. Thomas (Tom) Linebarger	Republic Services, Inc.	Environmental Services	Director
	Capture 6	Climate Technology	Director
	Mainspring Energy	Energy Infrastructure	Director

(1)      Includes certain of its funds and other affiliates.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs. Other than Health Assurance Acquisition Corp., Revolution Healthcare Acquisition Corp. and Catalyst Partners Acquisition Corp., each of which were sponsored by affiliates of General Catalyst and which completed an initial public offering in November 2020, March 2021 and May 2021, respectively, before liquidating without completing a business combination in November 2022, December 2022 and February 2023, respectively, neither this entity nor any of its directors or executive officers, General Catalyst, nor any of their respective affiliates have been involved in organizing any other special purpose acquisition companies. However, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

•        Our sponsor subscribed for alignment shares prior to the date of this prospectus and will purchase private placement GRAIL securities in a transaction that will close simultaneously with the closing of this offering. In April 2026, our sponsor transferred 20,000 alignment shares to each of Fareed Zakaria, Barry McCarthy and Tom Linebarger. Such shares held by our independent directors will not be subject to forfeiture in the event the underwriters’ over-allotment option is not exercised. Our sponsor and our management team have also entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their alignment shares, private placement shares included in any private placement GRAIL securities and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares. Additionally, our sponsor and each member of our management team have agreed to waive their rights to liquidating distributions from the trust account with respect to their alignment shares and their private placement GRAIL securities if we fail to complete our initial business combination within the required time period. Except as described herein, our sponsor and our management team have agreed not to transfer, assign or sell any of their alignment shares (including any Class A ordinary shares issued upon conversion thereof) or the private placement GRAIL securities (and any private placement share or private placement warrant included in such private placement GRAIL securities) until the earlier of (A) 30 days following the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Except as described herein, our sponsor, directors and officers also agreed not to transfer any of their securities until 180 days following the date of this prospectus. For more information on the letter agreement in which the transfer restrictions are included and for more information on the limited exceptions to such transfer restrictions, also see “Proposed Business — Initial Business Combination.” Because each of our executive officers and director nominees will own ordinary shares and/or private placement GRAIL securities (including their underlying securities) directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor and directors paid for the alignment shares creates an incentive whereby our officers and directors could potentially make a substantial profit or limit their losses if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination within the completion window, the alignment shares and private placement GRAIL securities held by our sponsor and the alignment shares held by our independent director nominees may lose most of their value, except to the extent that the alignment shares or the Class A ordinary shares included in the private placement GRAIL securities receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees.

We are not prohibited from pursuing an initial business combination or subsequent transaction with a company that is affiliated with General Catalyst or our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated with General Catalyst, our sponsor or any of our officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or an independent valuation or accounting firm that such initial business combination or transaction is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context (except as described herein in a situation where our board is not able to independently determine the fair market value of the target business or businesses). In addition, we may pay our sponsor or any of our officers or directors, or any entity with which they are affiliated, a finder’s fee, consulting fee or other compensation in connection with identifying, investigating and completing our initial business combination, which we will disclose in the proxy statement filed in connection with our initial business combination. Further, commencing on the date our securities are first listed on the Nasdaq, we will also pay our sponsor or one of its affiliates for office space, secretarial and administrative services provided to us in the amount of $20,000 per month.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

If we seek shareholder approval, we will complete our initial business combination only if a majority of the voting rights attaching to ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the business combination. In such case, our sponsor and each member of our management team have agreed to vote their alignment shares, private placement shares included in any private placement GRAIL securities and public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of the then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights may include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants or any private placement GRAIL securities and their underlying securities. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor and our management team have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their alignment shares, private placement shares included in any private placement GRAIL securities and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
AS OF MARCH 31, 2026
OFFERING PRICE OF $10 PER GRAIL SECURITY (ASSUMING TRADITIONAL SPAC STRUCTURE CLASS B SHARE CONVERSION)	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM OR 100% REDEMPTION
NTBV	NTBV	DILUTION (DIFFERENCE BETWEEN $10 AND NTBV)	NTBV	DILUTION (DIFFERENCE BETWEEN $10 AND NTBV)	NTBV	DILUTION (DIFFERENCE BETWEEN $10 AND NTBV)	NTBV	DILUTION (DIFFERENCE BETWEEN $10 AND NTBV)
		Assuming Full Exercise of Over-Allotment Option
$8.43	$7.99	$2.01	$7.22	$2.78	$5.47	$4.53	$(2.20)	$12.20

		Assuming No Exercise of Over-Allotment Option
$8.43	$7.99	$2.01	$7.21	$2.79	$5.46	$4.54	$(2.23)	$12.23

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Generally, the difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants included in the GRAIL securities we are offering pursuant to this prospectus or the private placement warrants included in the private placement GRAIL securities, and the pro forma net tangible book value per Class A ordinary share after this offering would constitute the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the private placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. NTBV is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of Class A ordinary shares issued and outstanding. In a traditional SPAC structure, because the sponsor acquired all of the Class B ordinary shares at a nominal price of $25,000, public shareholders would incur an immediate and substantial dilution upon the closing of this offering because all Class B ordinary shares would be convertible one-to-one into Class A ordinary shares.

Public shareholders experience dilution even if no public shares are redeemed in connection with an initial business combination or another redemption event, for instance in connection with the implementation by the directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

However, while public shareholders will experience dilution even if no public shares are redeemed, the dilution they will experience will decrease the more public shares remain issued and outstanding following a redemption event. For instance, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase GRAIL securities, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”

Assuming a traditional SPAC structure, the following table illustrates the difference between the public offering price per GRAIL security and our NTBV per share, as adjusted to give effect to this offering and assuming the redemption of public shares included in the public GRAIL securities offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full:

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Compensation of Sponsor, Sponsor’s Affiliates and Directors and Officers

The table below summarizes (i) the number of alignment shares and private placement GRAIL securities issued or to be issued to the sponsor simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

ENTITY/INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION
Sponsor	5,031,250 alignment shares(1) (of which 656,250 are subject to forfeiture if the underwriters do not exercise their over-allotment option)	Approximately $25,000 or approximately $0.005 per alignment share

800,000 private placement GRAIL securities for an aggregate purchase price of $8,000,000 (or 905,000 private placement GRAIL securities for an aggregate purchase price of $9,050,000 if the underwriters exercise their over-allotment option in full)

	$20,000 per month	Office space, secretarial and administrative services
ENTITY/INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION
	Up to $300,000 in the form of a loan made by our sponsor to cover offering-related and organizational expenses	Repayment of loans made to us to cover offering-related and organizational expenses of up to $300,000
Independent director nominees	60,000 alignment shares in the aggregate and 20,000 alignment shares per independent director nominee(1)	Approximately $100.00 per independent director nominee or $0.005 per alignment share

(1)      As described below under “Offering — Alignment shares conversion,” the alignment shares and Class A ordinary shares issuable in connection with the conversion of the alignment shares may result in material dilution to our public shareholders due to the nominal price of $0.005 per alignment share at which our sponsor and independent director nominees purchased the alignment shares and/or the conversion features of our alignment shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis following the consummation of an initial business combination. The Class A ordinary shares issuable in connection with the conversion of the alignment shares, and any private placement shares of the post-business combination entity issuable in connection with the conversion of up to $1,500,000 of loans from our sponsor, members of our management team or their affiliates or other third parties, at a price of $10.00 per GRAIL security, may result in material dilution to our public shareholders. Such dilution could materially increase to the extent that the conversion features of the alignment shares, as described below and under the section entitled “Dilution,” results in the issuance of Class A ordinary shares on a greater than one-to-one basis following the consummation of an initial business combination if the Total Return exceeds the Price Threshold over a measurement period (dilution will occur in any case, even if the Total Return does not exceed the Price Threshold and a 437,500 alignment share tranche adjusts down to 4,375 Class A ordinary shares at a ratio of one-hundred-to-one). For more information also see below under “Offering — Payments to insiders” and “Offering — Additional financing.”

(2)      The $10.00 per private placement GRAIL security conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement GRAIL securities. Further, the $11.50 exercise price of the private placement warrants included in the private placement GRAIL securities issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “Sponsor fair market value” (as defined below) over the exercise price of the warrants by (y) the Sponsor fair market value. The “Sponsor fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement GRAIL security issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor-Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and “Risk Factors — Risks Relating to our Sponsor and Management Team — Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”

(3)      For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”